SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Prior to the sale of the Hexis Cyber Solutions product lines during the second quarter of 2016, the Company had two reportable segments consisting of Government Solutions and Commercial Cyber Solutions. Subsequent to the sale of the Hexis Cyber Solutions product lines the Company has only one reportable segment, Government Solutions.
The Company, primarily, provides information solutions and services to national and military intelligence agencies. Substantially all of the Company’s revenues and tangible long-lived assets are generated by or located in the United States. As such, financial information by geographic location is not presented.

Customers
For the years ended December 31, 2015, 2014 and 2013 we earned approximately 94%, 91% and 93%, respectively, of our revenue from prime contracts with the U.S. Government or subcontracts with other contractors engaged in work for the U.S. Government. The percentage of total revenue by customer sector was a follows:

	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013

Department of Defense	87%	70%	73%
Other intelligence agencies and law enforcement	6%	21%	20%
Commercial and other	7%	9%	7%